Promotion and selling expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Promotion and Selling Expenses

	2021 RMB million	2020 RMB million	2019 RMB million
Ticket office expenses	2,809	2,935	3,299
Sales commissions	773	842	2,214
Computer reservation services	413	352	959
Advertising and promotion	140	121	314
Others	570	757	969

	4,705	5,007	7,755